March 1, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	WageWorks, Inc. – Registration Statement on Form S-1 (the “Registration Statement”)

Ladies and Gentlemen:

On behalf of WageWorks, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended (the “Act”) and Regulation S-T promulgated thereunder, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 with copies of certain exhibits thereto for the purpose of registering shares of the Company’s common stock. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years. Pursuant to Rule 457(c), the Company has computed the fee due based upon the average of the high and low sales prices of the Company’s common stock on the New York Stock Exchange on February 27, 2013. Pursuant to Rule 13(e) of Regulation S-T, a wire transfer in the amount of $17,667.27 was submitted to the lock-box of the Securities and Exchange Commission (the “Commission”) in connection with this filing.

Please note that in connection with the filing by the Company of its Annual Report on Form 10-K for the fiscal year ending December 31, 2012 filed on February 27, 2013, the Company submitted a request for confidential treatment pursuant to Rule 24b-2 (“Rule 24b-2”) promulgated by the Commission, under the Securities Exchange Act of 1934, as amended (the “Act”) for portions of the following exhibits (the “Confidential Treatment Request”):

•	Exhibit 10.26 – 2011 Bonus Plan

•	Exhibit 10.27 – 2012 Bonus Plan

•	Exhibit 10.28 – 2013 Bonus Plan

The Confidential Treatment Request application remains pending as of the date of filing of this Registration Statement on Form S-1.

Pursuant to Rule 461(a) of Regulation C under the Act, on behalf of the Company and the managing underwriters named in the section “Underwriters” of the prospectus included within the Registration Statement, the Company and such managing underwriters inform the staff of the Commission that the Company and such managing underwriters may orally request acceleration of the effective date of the Registration Statement and that the Company and such underwriters are aware of their respective obligations under the Act.

Securities and Exchange Commission

March 1, 2013

Should you have any questions or comments, please do not hesitate to contact David J. Segre or me at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Mark B. Baudler

Mark B. Baudler

cc:	Kimberly L. Jackson, WageWorks, Inc.

David J. Segre, Wilson Sonsini Goodrich & Rosati, P.C.